Segmented Information - Additional Information (Details) - segment	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Number of reportable segments	2
Fort Hills Energy Limited Partnership
Disclosure of operating segments [line items]
Ownership interest in joint venture sale		21.30%